Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended
	Jul. 01, 2019	Aug. 30, 2019	Jul. 24, 2019	Jul. 22, 2019	Jun. 30, 2019
Subsequent Events (Textual)
Debenture, description					The conversion price of the debentures will be reset, but not below $0.40 per ADS, if there is a subsequent issuance of the Company's securities below the conversion price, to the price of the subsequent issuance, and the debentures contain other customary anti-dilution features, with the Black-Scholes value of the debentures payable upon the occurrence of a fundamental transaction. The Company can redeem the debentures upon 20 trading days prior notice to the Lenders at 120% of the principal amount of the debentures, plus accrued interest.
Subsequent financing, description					The Lender was granted a 12-month participation right in a subsequent financing, up to the amount equal to 50% of the subsequent financing.
Subsequent Events [Member]
Subsequent Events (Textual)
Warrants Exercised		100,392	724,636	724,636
Ordinary shares	30,429,520	4,015,680	28,985,440
Consideration		$ 100	$ 1,000
Warrant, description		The Company signed an additional Repricing Agreement (the "Additional Repricing Agreement") with one of the Lenders which in exchange for the exercise of 100,392 Warrants into ADSs, the Company will reduce the exercise price of these Warrants to $0.9961 per ADS. The Additional Repricing Agreement was considered again as a dilutive issuance, and as a result triggered another adjustment of the Debenture conversion price and the exercise price of the Warrants to $0.9961.	The Lenders exercised the said Warrants into 724,636 ADSs (representing 28,985,440 ordinary shares of the Company) on July 24, 2019 for consideration of $1 million.	The Company signed a Repricing Agreement with the Lenders which in exchange for the exercise of 724,636 Warrants into ADSs, the Company will reduce the exercise price of these Warrants to $1.38 per ADS. The Repricing Agreement was considered as a dilutive issuance, and as a result triggered also the adjustment of the Debenture conversion price and the exercise price of the Warrants to $1.38.
Second securities purchase agreement, description		The Company signed a second Securities Purchase Agreement, according to which the Company obtained another convertible loan with one of the Lenders, who exercised his Green-Shoe Option in the amount of $0.4 million. The debentures will have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The debentures conversion price was set at $0.9961 per ADS.
Subsequent financing, description	The Lenders were issued 760,738 ADSs upon conversion of Debentures (representing 30,429,520 ordinary shares of the Company).